The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 452 2173
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

March 7, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Bond Fund of America
File Nos. 002-50700 and 811-02444

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 28, 2010 of Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor